Earnings per share - Calculation of Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [line items]
Earnings	£ 637.7	£ (2,971.6)		£ 847.9
Weighted average shares used in basic EPS calculation (in shares)	1,194.1	1,223.0		1,250.0
EPS (in dollar per share)	£ 0.534	£ (2.430)		£ 0.678
Diluted earnings	£ 637.7	£ (2,971.6)		£ 847.9
Weighted average shares used in diluted EPS calculation (in shares)	1,215.3	1,223.0		1,260.6
Diluted EPS (in dollar per share)	£ 0.525	£ (2.430)		£ 0.673
Discontinued operations
Earnings per share [line items]
Earnings	£ 0.0	£ 6.5		£ (3.8)
Weighted average shares used in basic EPS calculation (in shares)	0.0	1,223.0		1,250.0
EPS (in dollar per share)	£ 0	£ 0.005		£ (0.003)
Diluted earnings	£ 0.0	£ 6.5		£ (3.8)
Weighted average shares used in diluted EPS calculation (in shares)	0.0	1,223.0		1,260.6
Diluted EPS (in dollar per share)	£ 0	£ 0.005		£ (0.003)
Continuing and discontinued operations
Earnings per share [line items]
Earnings	£ 637.7	£ (2,965.1)		£ 844.1
Weighted average shares used in basic EPS calculation (in shares)	1,194.1	1,223.0		1,250.0
EPS (in dollar per share)	£ 0.534	£ (2.425)	[1]	£ 0.675	[1]
Diluted earnings	£ 637.7	£ (2,965.1)		£ 844.1
Weighted average shares used in diluted EPS calculation (in shares)	1,215.3	1,223.0		1,260.6
Diluted EPS (in dollar per share)	£ 0.525	£ (2.425)	[1]	£ 0.670	[1]

[1]	Figures have been restated as described in the accounting policies.